                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment [X]; Amendment Number: 1
        This Amendment (Check only one.):        [ ]  is a restatement.
                                                 [X]  adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:          Berkshire Hathaway Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:        28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

   /s/ Marc D. Hamburg              Omaha, NE                February 18, 2000
--------------------------------    -------------            -----------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


        Form 13F File Number                Name
        --------------------                ----
        28-5194                             General Re - New England
                                            Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    18
                                             ---------------

Form 13F Information Table Entry Total:               54
                                             ---------------

Form 13F Information Table Value Total:     $     11,339,414
                                             ---------------
                                                  (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
    ---       --------------------      ----
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska

     2.       28-5676                   BHG Life Insurance Co.

     3.       28-719                    Blue Chip Stamps

     4.       28-554                    Buffett, Warren E.

     5.       28-1517                   Columbia Insurance Co.

     6.       28-2226                   Cornhusker Casualty Co.

     7.       28-6102                   Cypress Insurance Co.

     8.       28-852                    GEICO Corp.

     9.       28-101                    Government Employees Ins. Corp.

    10.       28-1066                   National Fire & Marine

    11.       28-718                    National Indemnity Co.

    12.       28-5006                   National Liability & Fire Ins. Co.

    13.       28-6104                   Nebraska Furniture Mart

    14.       28-717                    OBH Inc.

    15.       28-2740                   Plaza Investment Managers

    16.       28-1357                   Wesco Financial Corp.

    17.       28-3091                   Wesco Financial Ins. Co.

    18.       28-3105                   Wesco Holdings Midwest, Inc.

                        [BERKSHIRE HATHAWAY LETTERHEAD]

                                February 18, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Gentlemen:

        Enclosed herewith for filing is Amendment Number 1 to Form 13F for the Quarter ended December 31, 1998 for the following nineteen "Institutional Investment Managers":

                                           13F File Number
                                           ---------------
Berkshire Hathaway Inc.                        28-4545

Berkshire Hathaway Life Ins. Co. of NE         28-5678

BHG Life Insurance Company                     28-5676

Blue Chip Stamps                               28-719

Warren E. Buffett                              28-554

Columbia Insurance Company                     28-1517

Cornhusker Casualty Company                    28-2226

Cypress Insurance Company                      28-6102

GEICO Corporation                              28-852

Government Employees Insurance Company         28-101

National Fire & Marine Ins. Co.                28-1066

National Indemnity Company                     28-718

National Liability and Fire Ins. Co.           28-5006

Nebraska Furniture Mart, Inc.                  28-6104

OBH Inc.                                       28-717

Plaza Investment Managers                      28-2740

Wesco Financial Corporation                    28-1357

Wesco-Financial Insurance Company              28-3091

Wesco Holdings Midwest, Inc.                   28-3105


                                            Yours truly,

                                            BERKSHIRE HATHAWAY INC.


                                            /s/ Marc D. Hamburg
                                            ------------------------------------
                                            Marc D. Hamburg
                                            Vice President
Enclosures

     BERKSHIRE HATHAWAY INC.       FORM 13F        ____________________________
       December 31, 1998                                 (SEC USE ONLY)


                                                                                                            Column 6
                                                                                                        Investment Discretion
                                                                    Column 4           Column 5      -----------------------------
                                    Column 2       Column 3           Market           Shares or                             (c)
Column 1                            Title of         CUSIP             Value            Principal    (a)    (b) Shared -   Shared-
Name of Issuer                       Class           Number        (In Thousands)        Amount      Sole     Defined       Other
--------------                      --------      -----------      --------------        ------      ----     -------      -------
American International Group        Com           026874 10 7           228,378        2,363,550                X
Citigroup                           Com           172967 10 1             7,092          142,736                X
                                                                        165,039        3,321,545                X
                                                                         26,596          535,263                X
                                                                         44,326          892,105                X
                                                                          5,762          115,973                X
                                                                          4,432           89,210                X
Costco Companies                    Com           22160Q 10 2            40,064          555,000                X
Walt Disney Company                 Com           254687 10 6           308,362       10,278,735                X
                                                                        802,730       26,757,678                X
                                                                        141,658        4,721,943                X
                                                                        236,097        7,869,906                X
                                                                         47,219        1,573,980                X
Federal Home Ln Mtg Corp.           Com           313400 30 1         1,417,496       21,998,000                X
                                                                      1,855,800       28,800,000                X
                                                                        612,156        9,500,000                X
                                                                        115,987        1,800,000                X
Federal National Mortgage
 Assoc.                             Com           313586 10 9           412,957        5,580,500                X
                                                                         13,675          184,800                X
First Data Corporation              Com           319963 10 4           368,143       11,549,600                X
                                                                         27,094          850,000                X
Gannett Inc.                        Com           364730 10 1           255,672        3,963,900                X
General Dynamics Corp.              Com           369550 10 8           364,764        6,182,437                X
                                                                         89,161        1,511,200                X
Great Lakes Chemical Corp.          Com           390568 10 3           160,000        4,000,000                X
Manpower Inc.                       Com           56418H 10 0            92,057        3,654,800                X
Nike Inc.                           Com           654106 10 3           231,720        5,712,600                X
                                                                         21,295          525,000                X
Nucor Corp.                         Com           670340 105            180,547        4,174,500                X
TCA Cable TV Inc.                   Com           872241 10 4           144,001        4,035,000                X
Torchmark Corp.                     Com           891027 10 4            15,881          449,728                X
                                                                          7,510          212,834                X
                                                                 --------------
                                                                      8,443,671

                                                                                Column 8
                                                                            Voting Authority
                                                                   --------------------------------
                                       Column 7
Column 1                                 Other                          (a)        (b)        (c)
Name of Issuer                          Managers                       Sole       Shared       None
--------------                          --------                       ----       ------       ----
American International Group                4, 11, 14               2,363,550
Citigroup                                   4, 1, 2, 6, 11, 14        142,736
                                            4, 11, 14               3,321,545
                                            4, 10, 14                 535,263
                                            4, 5, 14                  892,105
                                            4, 12, 14                 115,973
                                            4, 7, 14                   89,210
Costco Companies                            4, 11, 14                 555,000
Walt Disney Company                         4, 11, 14              10,278,735
                                            4, 5, 14               26,757,678
                                            4, 10, 14               4,721,943
                                            4, 1, 2, 6, 11, 14      7,869,906
                                            4, 13, 14               1,573,980
Federal Home Ln Mtg Corp.                   4, 11, 14              21,998,000
                                            4, 3, 14, 16, 17, 18   28,800,000
                                            4, 8, 9, 11, 14, 15     9,500,000
                                            4, 8, 11, 14, 15        1,800,000
Federal National Mortgage
 Assoc.                                     4, 11, 14               5,580,500
                                            4, 5, 14                  184,800
First Data Corporation                      4, 8, 9, 11, 14, 15    11,549,600
                                            4, 8, 11, 14, 15          850,000
Gannett Inc.                                4, 11, 14               3,963,900
General Dynamics Corp.                      4, 11, 14               6,182,437
                                            4, 10, 14               1,511,200
Great Lakes Chemical Corp.                  4, 8, 9, 11, 14, 15     4,000,000
Manpower Inc.                               4, 8, 9, 11, 14, 15     3,654,800
Nike Inc.                                   4, 8, 9, 11, 14, 15     5,712,600
                                            4, 8, 11, 14, 15          525,000
Nucor Corp.                                 4, 11, 14               4,174,500
TCA Cable TV Inc.                           4, 8, 9, 11, 14, 15     4,035,000
Torchmark Corp.                             4, 5, 14                  449,728
                                            4, 1, 11, 14              212,834



     BERKSHIRE HATHAWAY INC.       FORM 13F        ____________________________
       December 31, 1998                                 (SEC USE ONLY)

                                                                                                            Column 6
                                                                                                        Investment Discretion
                                                                    Column 4           Column 5      -----------------------------
                                    Column 2       Column 3           Market           Shares or                             (c)
Column 1                            Title of         CUSIP             Value            Principal    (a)    (b) Shared -   Shared-
Name of Issuer                       Class           Number        (In Thousands)        Amount      Sole     Defined       Other
--------------                      --------      -----------      --------------        ------      ----     -------      -------
US Bancorp                          Com           911596 10 4           179,510        5,056,629                X
                                                                         25,449          716,871                X
                                                                         24,506          690,321                X
                                                                         51,509        1,450,956                X
                                                                          5,077          143,028                X
                                                                          2,672           75,264                X
                                                                          7,673          216,132                X
US Airways Group Inc.               Com           911905 10 7               863           16,600                X
Waddell & Reed                      Cl A          930059 10 0               606           25,589                X
                                                                            287           12,110                X
Waddell & Reed                      Cl B          930059 20 9             2,561          110,138                X
                                                                          1,212           52,123                X
Wal Mart                            Com           931142 10 3            35,100          431,000                X
Wells Fargo & Co. Del               Com           949740 10 4           508,340       12,728,390                X
                                                                          5,991          150,000                X
                                                                         67,630        1,693,400                X
                                                                          4,831          120,970                X
                                                                         24,157          604,860                X
                                                                         55,673        1,394,000                X
                                                                         33,947          850,000                X
                                                                      1,839,264       46,053,560                X
Zenith National Ins. Corp.          Com           989390 10 9            18,885          816,655                X
                                                                 --------------
                                                                      2,895,743
                                                                 --------------
                                    GRAND TOTAL                     $11,339,414
                                                                 ==============





                                                                                Column 8
                                                                            Voting Authority
                                                                   --------------------------------
                                       Column 7
Column 1                                 Other                          (a)        (b)        (c)
Name of Issuer                          Managers                       Sole       Shared     None
--------------                          --------                       ----       ------     ----
US Bancorp                                  4, 8, 11, 14, 15        5,056,629
                                            4, 8, 9, 11, 14, 15       716,871
                                            4, 11, 14                 690,321
                                            4, 5, 14                1,450,956
                                            4, 10, 14                 143,028
                                            4, 12, 14                  75,264
                                            4, 1, 2, 6, 11, 14        216,132
US Airways Group Inc.                       4, 5, 14                   16,600
Waddell & Reed                              4, 5, 14                   25,589
                                            4, 1, 11, 14               12,110
Waddell & Reed                              4, 5, 14                  110,138
                                            4, 1, 11, 14               52,123
Wal Mart                                    4, 10, 14                 431,000
Wells Fargo & Co. Del                       4, 5, 14               12,728,390
                                            4, 7, 14                  150,000
                                            4, 3, 14, 16, 17, 18    1,693,400
                                            4, 10, 14                 120,970
                                            4, 13, 14                 604,860
                                            4, 12, 14               1,394,000
                                            4, 14                     850,000
                                            4, 11, 14              46,053,560
Zenith National Ins. Corp.                  4, 11, 14                 816,655

